INCOME TAX EXPENSE AND DEFERRED TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in deferred income tax accounts
Opening Balance	$ 145,245,948	$ 121,991,585	$ 125,608,802
Increase (decrease) in deferred tax	20,905,005	11,303,016	(3,417,011)
Increase (decrease) due to foreign currency translation	1,934,454	11,951,347	(200,206)
Total movements	22,839,459	23,254,363	(3,617,217)
Ending balance	$ 168,085,407	$ 145,245,948	$ 121,991,585